Other liabilities	12 Months Ended
Dec. 31, 2025
Other liabilities
Other liabilities

23.   Other liabilities

Other liabilities comprise the following at December 31:

	2025			2024
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Remuneration payable	209	30,995	31,204	52	47,157	47,209
Tax payables	—	14,247	14,247	—	14,026	14,026
Payable to non-current asset suppliers	122	8,993	9,115	143	7,066	7,209
Contingent consideration	—	3,136	3,136	1,302	2,036	3,338
Other grants	—	13,854	13,854	12,249	—	12,249
Guarantees and deposits	14	—	14	13	322	335
Other liabilities	—	4,620	4,620	—	8,799	8,799
Total	345	75,845	76,190	13,759	79,406	93,165

Tax payables

Tax payables comprise the following at December 31:

	As of year ended December 31,
	2025	2024
	US$'000	US$'000
VAT	2,995	3,559
Accrued social security taxes payable	7,216	6,334
Personal income tax withholding payable	1,232	1,257
Other	2,804	2,876
Total	14,247	14,026

Contingent consideration

On February 1, 2018, the Company acquired 100% of the outstanding ordinary shares of two wholly-owned subsidiaries of Glencore International AG (“Glencore”) renaming them Ferroglobe Mangan Norge AS and Ferroglobe Manganèse France SAS. The Company completed the acquisition through its wholly-owned subsidiary Ferroglobe Spain Metals. Consideration included both cash and contingent consideration.

The contingent consideration arrangement requires the Company to pay the former owners of these subsidiaries a sliding scale commission based on the silicomanganese and ferromanganese sales spreads of Ferroglobe Mangan Norge (FMN) and Ferroglobe Manganèse France (FMF), up to a maximum amount of $60,000 thousand (undiscounted). The contingent consideration applies to sales made up to eight and a half years from the date of acquisition and if it applies, the payment is on annual basis. During 2025, the total payments made amounted to $2,533 thousand ($3,861 thousand in 2024).

The accumulated payments as of December 31, 2025 amount to $33,672 thousand.

The fair value of the contingent consideration arrangement as of December 31, 2025 of $3,136 thousand (2024: $3,338 thousand) was estimated by applying the income approach based on a Monte Carlo simulation considering various scenarios of fluctuation of future manganese alloy spreads as well as the cyclicality of manganese alloy pricing. The fair value measurement is based on significant inputs that are not observable in the market, which IFRS 13 Fair Value Measurement refers to as Level 3 inputs. Key assumptions include discount rates, volumes and manganese spread. Changes in the value of contingent consideration are presented in the consolidated income statements within “Other operating expense”.

Other Grants

In November 2024, the Company received a grant from the Ministry of Industry and Tourism of the Government of Spain amounting to €11.7 million ($13.8 million) as part of the Integrated action projects for the decarbonization of the manufacturing industry (PERTE-DI). The Company’s project to decarbonize the metallurgical silicon production process is expected to require a projected capital expenditure investment of more than €28 million ($32.9 million) for the construction of a biocarbon plant at our Sabón plant. The goal of the project is to produce our own biocarbon to replace fossil carbon and reduce the carbon footprint. The plant is expected to be operational in 2026.

The grant is subject to certain conditions and limitations on the use of the proceeds: (1) the investment of the proceeds must occur between February 1, 2024 and June 15, 2026; (2) the allocation of the proceeds must adhere to certain approved budget categories; (3) the project needs to achieve at least 80% of the emission reduction forecasted; and (4) if the final investment cost is lower than the budgeted amount, the borrower must reimburse the Ministry proportionally; and if it is less than 60% of the total budget, the grant will be fully returned. The deadline for reporting to the Ministry regarding the use of the grant is June 30, 2026.